Annual Fund Operating Expenses	Oct. 31, 2026
Intelligent Alpha Atlas ETF | Intelligent Alpha Atlas ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.69%
Intelligent Omaha ETF | Intelligent Omaha ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.69%
Intelligent Equal Select ETF | Intelligent Equal Select ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.69%
Intelligent Tech Focus ETF | Intelligent Tech Focus ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.69%
Intelligent Small Cap Select ETF | Intelligent Small Cap Select ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.69%

[1]	Other Expenses are estimated for the current fiscal year.
[2]	Other Expenses are estimated for the current fiscal year.
[3]	Other Expenses are estimated for the current fiscal year.
[4]	Other Expenses are estimated for the current fiscal year.